INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 12 — INTANGIBLE ASSETS

Intangible assets consist mainly of relationships with customers and suppliers recognized upon business combinations and software development, with application in the management of the business:

			Customer
	Supplier	Software	contracts and
	relationships	development	relationships	Others	Total
Balance as of January 1, 2020	21,415	364,812	283,423	3,612	673,262
Foreign exchange effect	—	42,890	83,806	1,074	127,770
Acquisition	—	154,250	—	—	154,250
Amortization	(4,637)	(188,083)	(136,525)	(3,459)	(332,704)
Balance as of December 31, 2020	16,778	373,869	230,704	1,227	622,578
Foreign exchange effect	—	17,609	13,247	33	30,889
Acquisition	—	166,310	—	—	166,310
Amortization	(4,055)	(177,674)	(127,028)	(1,260)	(310,017)
Balance as of December 31, 2021	12,723	380,114	116,923	—	509,760
Foreign exchange effect	—	(8,943)	(9,896)	—	(18,839)
Acquisition	—	189,382	—	—	189,382
Amortization	(3,522)	(154,595)	(107,027)	—	(265,144)
Balance as of December 31, 2022	9,201	405,958	—	—	415,159

Estimated useful lives	5 to 20 years	up to 7 years	5 to 20 years

The composition of other intangible assets by segment is as follows:

	2022	2021	2020
Brazil	161,586	175,290	220,303
Special Steel	115,072	158,432	156,557
South America	1,054	1,039	1,534
North America	104,794	170,936	244,184
Others	32,653	4,063	—
	415,159	509,760	622,578